SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investment manager fees	$ 3,500
Payment to participant, not yet paid	$ 7,281	$ 6,000